GENERAL- Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended
	Apr. 05, 2021	Feb. 17, 2021	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity, Reverse Stock Split		1-for-1.138974
Business Combination, Acquisition Related Costs	$ 101,115
Common stock shares no par value			$ 0	$ 0
Business Combination Agreement [Member]
Sale of Stock, Price Per Share	$ 10	$ 10
Proceeds from issuance of common stock	$ 229,500
Warrant [Member]
Stock Issued During Period, Shares, New Issues	3,027,747
Warrant [Member] | Management [Member]
Number of new warrants issued during the period	3,500,000
Warrant [Member] | Antara [Member]
Stock Issued During Period, Shares, New Issues	3,784,753
Common Stock [Member] | Business Combination Agreement [Member]
Stock Issued During Period, Shares, Acquisitions	1,250,000
Direct And Incremental Costs [Member]
Business Combination, Acquisition Related Costs	$ 102,945
General and administrative [Member]
Business Combination, Acquisition Related Costs	$ 1,830
Common Stock [Member]
Conversion of Stock, Shares Converted	70,618,999
Common Stock [Member] | Business Combination Agreement [Member]
Stock Issued During Period, Shares, Acquisitions	2,089,882
Common Stock [Member] | Management [Member]
Stock Issued During Period, Shares, New Issues	2,500,000
Common Stock [Member] | Antara [Member]
Stock Issued During Period, Shares, New Issues	3,002,674
Common Stock [Member] | Antara [Member] | Business Combination Agreement [Member]
Stock Issued During Period, Shares, Acquisitions	312,296
Series A Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted	20,418,209
Series B Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted	15,906,053
Series B-1 Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted	3,032,940
Series C Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted	28,216,005
Series C-1 Convertible Preferred Shares [Member]
Conversion of Stock, Shares Converted	3,045,792
Class B Common Shares Collective Growth [Member]
Stock Issued During Period, Shares, New Issues	1,875,000